Leases - Schedule of Other Supplemental Information of Lease Term and Discount Rate (Detail)	Jan. 31, 2021	Jan. 31, 2020
Lease, Cost [Abstract]
Weighted-average remaining operating lease term (years)	7 years 6 months	3 years 8 months 12 days
Weighted-average operating lease discount rate	7.90%	8.70%